ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 638,671	$ 64,600
Accrued liabilities	37,934	33,225
Total	$ 676,605	$ 97,825